Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 46,925	$ 137,752	$ 749,256
Prepaid expenses	108,403	330,178	489,708
Total current assets	155,328	467,930	1,238,964
Prepaid expenses – noncurrent			265,999
Investments held in Trust Account	258,894,006	253,668,826	250,036,950
Total Assets	259,049,334	254,136,756	251,541,913
Current liabilities:
Accounts payable	354,910	5,100	12,475
Accrued expenses	983,993	475,928	82,947
Promissory note – related party	276,276
Income tax payable	1,027,975	393,497
Franchise tax payable	20,400	53,733	182,466
Total current liabilities	2,663,554	928,258	277,888
Warrant liabilities	4,646,000	1,616,000	11,918,000
Derivative liability – forward purchase agreement	1,296,000	484,000	16,000
Deferred underwriting fee payable	8,750,000	8,750,000	8,750,000
Deferred tax liability	446,466	365,381
Total Liabilities	17,802,020	12,143,639	20,961,888
Commitments and Contingencies (Note 6)
Class A common stock, subject to possible redemption, $0.0001 par value; 25,000,000 shares at redemption value	257,299,165	252,755,071	250,000,000
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(16,052,476)	(10,762,579)	(19,420,600)
Total stockholders’ deficit	(16,051,851)	(10,761,954)	(19,419,975)
Total Liabilities and Stockholders’ Deficit	259,049,334	254,136,756	251,541,913
Class A Common Stock
Stockholders’ Deficit:
Common stock, value
Class B Common Stock
Stockholders’ Deficit:
Common stock, value	$ 625	$ 625	$ 625